Note 8 - Goodwill (Details Textual) - Goodwill [member]	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Growth rate decrease used to signify impairment	6.00%
Discount rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.137	0.124
Average yearly earnings growth rate [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.14	0.12
Terminal growth rate [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.02	0.02